Fair Value Measurements - Changes in balances of Level 3 financial liabilities carried at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial liabilities, Beginning Balance	$ (1,369)		$ (1,160)		$ (804)
Total realized/unrealized gains (losses) included in Net income	(211)		(17)		(182)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0		0		0
Purchases and issuances	(277)		(257)		(221)
Sales and settlements	98		65		47
Transfers into Level 3	0		0		0
Transfers out of Level 3	0		0		0
Financial liabilities, Ending Balance	(1,759)		(1,369)		(1,160)
Embedded derivatives
Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial liabilities, Beginning Balance	(1,369)		(1,160)		(804)
Total realized/unrealized gains (losses) included in Net income	(211)	[1]	(17)	[2]	(182)	[3]
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0		0		0
Purchases and issuances	(277)		(257)		(221)
Sales and settlements	98		65		47
Transfers into Level 3	0		0		0
Transfers out of Level 3	0		0		0
Financial liabilities, Ending Balance	$ (1,759)		$ (1,369)		$ (1,160)

[1]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.
[2]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.
[3]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.